                   FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                       METROPOLITAN LIFE INSURANCE COMPANY

              METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT I
             METROPOLITAN LIFE VARIABLE ANNUITY SEPARATE ACCOUNT II

                      SUPPLEMENT DATED MARCH 3, 2008 TO THE
               PROSPECTUS DATED OCTOBER 20, 2006 (AS SUPPLEMENTED)

Effective February 29, 2008, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the prospectus. Please retain this supplement and keep it with the prospectus for future reference.

UNDERLYING FUND FEES AND EXPENSES

The information below replaces the disclosure contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses" for those Underlying Funds listed in the table. The figures in the table are for the fiscal year ended October 31, 2007 and are expressed as a percentage of the Underlying Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for each Underlying Fund.

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                          DISTRIBUTION                                 CONTRACTUAL FEE   NET TOTAL
                                             AND/OR                      TOTAL ANNUAL    WAIVER AND/OR     ANNUAL
                             MANAGEMENT      SERVICE        OTHER         OPERATING        EXPENSE       OPERATING
     UNDERLYING FUND:           FEE       (12b-1) FEES    EXPENSES(1)      EXPENSES      REIMBURSEMENT    EXPENSES
--------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS
   VARIABLE EQUITY TRUST
Legg Mason Partners
   Variable International
   All Cap Opportunity
   Portfolio                   0.85%           --           0.14%           0.99%            --           0.99%
Legg Mason Partners
   Variable Mid Cap Core
   Portfolio -- Class I        0.75%           --           0.17%           0.92%            --           0.92%

(1) Other Expenses excludes certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the portfolios during the period.


                                                                    Febuary 2008